Summary of Principal Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Principal Accounting Policies [Line Items]
Credit Loss	$ 30,148	$ 30,148	$ 42,168
Deferred Offering Costs	1,222,960	1,060,960	365,973
Impairment for right-of-use lease assets
Impairment losses on fixed assets		87,392	0
Contract liabilities	3,566,426	$ 4,949,717	$ 1,842,703
Recognized revenue percentage		94.30%	97.20%
Deferred Offering Costs	1,222,960	$ 1,060,960
Impairment of property, plant and equipment		$ 87,392
Other Customer [Member]
Summary of Principal Accounting Policies [Line Items]
Contract liabilities	$ 3,566,426
Previously Reported [Member]
Summary of Principal Accounting Policies [Line Items]
Credit Loss			$ 116,206
Previously Reported [Member] | Other Customer [Member]
Summary of Principal Accounting Policies [Line Items]
Contract liabilities			$ 1,842,704